Commitments and Contingencies (Details)				1 Months Ended		12 Months Ended
	Jul. 03, 2025 USD ($)	Jul. 03, 2025 ILS (₪)	Dec. 05, 2023 ILS (₪)	Sep. 30, 2024 ILS (₪)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ILS (₪) shares	Jan. 31, 2023 shares	Mar. 31, 2022 shares	Dec. 30, 2021 USD ($)	Dec. 30, 2021 ILS (₪)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 ILS (₪)	Dec. 24, 2019 USD ($)	Dec. 24, 2019 ILS (₪)
Commitments and Contingencies [Line Items]
Aggregate security amount						$ 900,000
Equity attribute amount						$ 1,363,137,000	₪ 400,000,000
Net CAP percentage						87.45%
Accumulated profit percentage						75.00%	75.00%
Earnings before interest taxes depreciation and amortization ratio						(4.63)
Trading of debentures period						60 days
Debentures rated over a period						60 days
Percentage not exceed balance sheet						40.00%
Cash and cash equivalents and short-term bank deposits						$ 15,674,000	₪ 50,000,000
Liquid assets						$ 141,066,000	₪ 450,000,000
Rate of ownership						50.10%
Asset percentage						3.30%
Deed of trust ratio						(0.21)	(0.21)
Restricted share (in Shares) | shares								15,000	21,000
Payment costs (in New Shekels) | ₪			₪ 45,000
Claim amount							₪ 9,645,000			$ 7,000,000	₪ 3,000	$ 17,274,000	₪ 63,000,000	$ 217,658,000	₪ 793,800,000
Plaintiff an amount	$ 69,200	₪ 221,900
Top of Range [Member]
Commitments and Contingencies [Line Items]
Net CAP percentage						65.00%
Earnings before interest taxes depreciation and amortization ratio						3.5
Asset percentage						30.00%
Bottom of Range [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						$ 86,207,000	275,000,000
Cash and cash equivalents and short-term bank deposits						62,696,000	₪ 200,000,000
Leased Office [Member]
Commitments and Contingencies [Line Items]
Aggregate security amount						$ 5,600,000
Matrix [Member]
Commitments and Contingencies [Line Items]
Formula pledged shares (in Shares) | shares						2,265,931	2,265,931
Equity attribute amount						$ 125,392,000	₪ 275,000,000
Asset percentage						45.00%
Matrix [Member] | Top of Range [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						$ 380,750,000	₪ 1,214,593,000
Matrix [Member] | Bottom of Range [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						86,207,000
Customers and Suppliers [Member]
Commitments and Contingencies [Line Items]
Aggregate security amount						53,300,000
Formula Systems [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						325,000,000
Magic Software [Member] | Bottom of Range [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						$ 150,000,000
Sapiens [Member] | Top of Range [Member]
Commitments and Contingencies [Line Items]
Short-term marketable securities to operating income (in Dollars per share) | $ / shares						$ 3.25
CEO [Member]
Commitments and Contingencies [Line Items]
Restricted share (in Shares) | shares						611,771	611,771
Private Placement [Member]
Commitments and Contingencies [Line Items]
Additional units (in New Shekels) | ₪				₪ 150,000,000	₪ 200,000,000
Formula pledged shares (in Shares) | shares						2,350,272	2,350,272
Formula Debentures [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount						$ 370,000,000
Net CAP percentage						50.00%